BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 90.3%				$1,775,309,892
(COST $1,875,978,748)

Asset-Backed Securities - 7.8%				153,322,353
AASET Trust, Series 2022-1A A (l)	6.000	05/16/47	3,809,483	3,913,806
AASET Trust, Series 2024-1A A1 (l)	6.261	05/16/49	7,676,538	7,910,226
American Airlines, Series 2015-1 A	3.375	11/01/28	900,763	890,727
American Airlines, Series 2017-1 A	4.000	08/15/30	178,195	173,626
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (l)	4.213	12/16/41	286,336	287,023
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (l)	5.682	12/16/41	405,581	406,319
Business Jet Securities, LLC, Series 2022-1A A (l)	4.455	06/15/37	2,992,591	2,984,862
Business Jet Securities, LLC, Series 2022-1A B (l)	5.192	06/15/37	427,513	427,668
Business Jet Securities, LLC, Series 2024-1A A (l)	6.197	05/15/39	5,887,134	6,092,349
Castle Aircraft Securitization Trust, Series 2019-1A A (l)	3.967	04/15/39	649,547	643,063
CLI Funding IX LLC, Series 2024-1A B (l)	5.660	07/20/49	3,625,958	3,665,408
CVS Pass-Through Trust	6.943	01/10/30	1,400,072	1,460,497
DCAL Aviation Finance Ltd. (AIM), Series 2015-1A A1 (f)(l)	6.213	02/15/40	472,756	462,951
ECAF I Ltd., Series 2015-1A A2 (l)	4.947	06/15/40	3,130,188	2,899,524
ECAF I Ltd., Series 2015-1A B1 (l)	5.802	06/15/40	19,177,362	9,369,675
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (l)	5.193	12/15/44	2,888,439	2,847,236
HOA RoyaltyCo LLC, Series 2025-1A 2I (i)(l)(m)(n)	4.723	11/22/55	12,856,756	6,043,961
Horizon Aircraft Finance I Ltd., Series 2018-1 B (l)	5.270	12/15/38	2,702,399	2,526,765
Horizon Aircraft Finance II Ltd., Series 2019-1 A (l)	3.721	07/15/39	998,679	991,168
Horizon Aircraft Finance IV Ltd., Series 2024-1 A (l)	5.375	09/15/49	7,143,690	7,286,024
JOL Air Limited, Series 2019-1 B (l)	4.948	04/15/44	502,672	500,160
Labrador Aviation Finance Ltd., Series 2016-1A B1 (l)	5.682	01/15/42	13,512,137	13,513,893
Lafayette Federal Credit Union Asset Trust (MRQI), Series 2026-HI1A A2 (l)	5.375	01/25/46	6,000,000	6,049,862
MACH 1 Cayman Ltd., Series 2019-1 B (l)	4.335	10/15/39	448,148	444,692
METAL LLC, Series 2017-1 A (l)	4.581	10/15/42	11,675,998	8,114,342
METAL LLC, Series 2017-1 B (l)(m)	6.500	10/15/42	26,657,035	8,796,555
Phantom Aviation, Series 2026-1 A (l)	5.240	01/15/51	3,500,000	3,561,774
Pioneer Aircraft Finance Ltd., Series 2019-1 B (l)	4.948	06/15/44	298,314	296,851
Pk Alift Loan Funding 6 LP, Series 2025-1 A (l)	5.365	11/15/42	3,707,514	3,769,793
Project Silver, Series 2019-1 A (l)	3.967	07/15/44	3,402,630	3,384,970
PROP Limited, Series 2017-1 B (l)(m)	6.900	03/15/42	3,836,109	2,904,318
Signal Rail IV LLC, Series 2025-1A A (l)	5.180	11/17/55	5,784,992	5,887,968
Signal Rail IV LLC, Series 2025-1A B (l)	5.360	11/17/55	1,700,000	1,721,915
Slam Ltd., Series 2024-1A A (l)	5.335	09/15/49	1,689,651	1,726,133
SMB Private Education Loan Trust, Series 2014-A C (l)	4.500	09/15/45	7,000,000	6,435,527
Sprite Limited, Series 2021-1 A (l)	3.750	11/15/46	4,341,657	4,278,379
Sprite Limited, Series 2021-1 B (l)	5.100	11/15/46	1,377,180	1,371,701
TGIF Funding LLC, Series 2017-1A A2 (l)(m)	6.202	04/30/47	10,990,469	9,365,257
Thrust Engine Leasing DAC, Series 2021-1A A (l)	4.163	07/15/40	2,901,285	2,872,866
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (l)	4.750	11/15/39	1,213,964	1,198,280
Trinity Rail Leasing, Series 2025-1A A (l)	5.090	10/19/55	2,966,742	3,008,716
Trinity Rail Leasing, Series 2025-1A B (l)	5.300	10/19/55	1,160,000	1,168,204
United Airlines, Series 2020-1 A	5.875	04/15/29	1,628,031	1,667,319

Commercial Mortgage-Backed Securities - 8.8%				172,420,885
BBCMS Mortgage Trust, Series 2015-VFM A2 (l)	3.375	03/12/36	3,000,000	2,991,275
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1.0 x (TSFR1M + 1.26448%), floor 1.150%) (d)(l)	4.924	06/15/31	5,608,848	5,526,142
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.386	11/10/48	7,000,000	5,192,755
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.675	02/10/49	5,000,000	4,391,950
COMM Mortgage Trust, Series 2012-CR4 AM (f)	3.251	10/15/45	3,000,000	2,925,110
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.724	04/10/47	5,000,000	4,787,500
COMM Mortgage Trust, Series 2014-UBS4 D (d)(f)(l)	4.520	08/10/47	9,740,000	2,191,792
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,172,219
COMM Mortgage Trust, Series 2014-UBS5 C (d)(f)	4.602	09/10/47	6,500,000	6,045,634
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.279	02/10/48	540,000	476,496
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.343	07/10/50	2,500,000	2,075,000
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.417	12/15/49	3,000,000	2,896,525
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	3.742	04/15/50	1,780,000	1,655,400
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.120	06/15/57	1,798,575	1,717,657
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	3.880	08/15/48	3,645,690	3,474,343
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.130	08/15/48	5,795,000	4,354,942
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (l)	4.452	05/10/44	7,220,321	6,868,475
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(f)(l)	4.758	05/10/44	4,197,000	2,691,410
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.297	09/10/47	4,340,000	4,209,188
HMH Trust, Series 2017-NSS A (f)(l)	3.062	07/05/31	5,850,000	4,854,856
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (l)	5.013	02/15/46	1,831,434	1,801,359
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (l)	5.360	02/15/46	9,250,000	8,885,355
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(l)	3.499	12/15/47	961,455	942,216
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(f)(l)	4.462	07/15/47	4,268,180	1,621,866
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	3.859	07/15/45	1,913,342	1,865,279
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	3.931	08/15/46	2,291,674	2,235,987
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.474	02/15/47	5,060,000	4,930,211
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(f)(l)	4.514	09/15/47	4,966,000	3,290,422
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	9,826,347
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.284	10/15/48	842,927	830,283
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B (f)	4.389	11/15/48	500,000	254,950
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	3.951	07/15/46	2,750,000	2,557,117
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	3.892	08/15/46	4,159,083	4,017,674
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.601	10/15/46	381,777	362,692
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	3.951	03/15/48	8,000,000	7,256,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(f)(l)	3.970	04/15/48	5,000,000	2,500,000
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(l)	5.213	06/15/44	269,841	267,197
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.320	12/15/48	3,608,160	3,535,997
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)(f)	4.075	12/15/49	5,000,000	3,937,703
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	4,210,242	3,706,276
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.672	11/15/48	69,148	67,938
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D (f)	3.852	11/15/48	5,189,370	4,682,836
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.290	09/15/48	3,747,302	3,611,350
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.088	11/15/59	3,000,000	2,549,115
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 x (TSFR1M + 0.921%), floor 0.875%) (d)(l)	4.581	12/15/34	1,625,000	1,511,332
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	818,281	789,641
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.333	12/15/45	7,000,000	5,932,500
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)	3.790	06/15/46	1,500,000	1,424,895
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.152	08/15/46	3,318,279	3,225,400
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)	4.513	05/15/47	4,500,000	1,980,000
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,853,000
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (f)(l)	3.497	08/15/47	5,000,000	4,527,050
WP Glimcher Mall Trust, Series 2015-WPG B (d)(l)	3.516	06/05/35	2,231,464	2,142,228

Corporate Bonds - 68.8%				1,351,105,127
A10 Capital, LLC (l)	5.875	08/17/26	5,000,000	4,951,391
A10 Capital, LLC (l)	5.875	08/17/26	1,500,000	1,485,417
AbbVie Inc.	4.500	05/14/35	500,000	495,421
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,944,664
AEP Texas Inc.	5.700	05/15/34	2,000,000	2,119,458
Affiliated Managers Group, Inc.	5.500	08/20/34	4,500,000	4,601,178
Affiliated Managers Group, Inc.	5.500	02/15/36	3,000,000	3,028,799
Air Lease Corp.	3.000	02/01/30	7,500,000	7,105,853
Albemarle Corp.	5.050	06/01/32	7,250,000	7,391,793
Alexandria Real Estate Equities, Inc.	4.700	07/01/30	1,350,000	1,370,350
Alexandria Real Estate Equities, Inc.	4.750	04/15/35	5,000,000	4,872,276
Alexandria Real Estate Equities, Inc.	5.250	05/15/36	750,000	753,827
Alliant Energy Finance LLC (l)	1.400	03/15/26	2,187,000	2,182,805
Ally Financial Inc.	4.750	06/09/27	6,454,000	6,503,810
Ameren Corp.	1.950	03/15/27	960,000	941,053
American Assets Trust, L.P.	6.150	10/01/34	7,000,000	7,172,699
American Coastal Insurance Corp. (c)	6.250	12/15/27	2,250,000	2,250,328
American Financial Group, Inc.	5.000	09/23/35	500,000	494,428
American Honda Finance Corp.	5.200	03/05/35	750,000	767,841
American Tower Corp.	3.650	03/15/27	4,550,000	4,534,502
Americold Realty Operating Partnership, L.P.	5.409	09/12/34	7,532,000	7,466,559
Anheuser-Busch InBev Worldwide Inc.	6.625	08/15/33	500,000	569,970
Aptiv Swiss Holdings Ltd.	4.650	09/13/29	7,000,000	7,167,547
Aptiv Swiss Holdings Ltd.	5.150	09/13/34	2,485,000	2,551,679
Arizona Public Service Co.	5.625	05/15/33	5,000,000	5,176,438
Arrow Electronics, Inc.	5.875	04/10/34	6,920,000	7,292,459
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)(k)	6.365	12/15/66	12,106,000	10,265,844
AT&T Inc.	7.700	05/01/32	1,000,000	1,159,318
AT&T Inc.	4.500	05/15/35	2,750,000	2,680,326
AT&T Inc.	4.900	11/01/35	3,750,000	3,758,259
Avery Dennison Corp.	6.000	01/15/33	205,000	218,095
Avnet, Inc.	6.250	03/15/28	2,000,000	2,074,783
Avnet, Inc.	3.000	05/15/31	580,000	535,116
Avnet, Inc.	5.500	06/01/32	4,549,000	4,723,893
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(j)(k)	4.385	03/14/26	2,500,000	1,941,519
Banc of California, Inc. (TSFR3M + 4.195%) (d)	7.855	10/30/30	12,500,000	12,396,700
Bank of America Corp. (4.0 x (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	0.549	11/19/30	671,000	563,015
Bank of America Corp.	5.100	10/22/37	5,000,000	4,982,533
Bank of Marin Bancorp (6.750% to 12/01/30, then TSFR3M + 3.350%) (h)(l)	6.750	12/01/35	6,000,000	5,966,086
Bank of Montreal (6.709% to 08/25/29, then H15T5Y + 2.979%) (h)(j)(k)	6.709	08/25/26	6,977,000	7,010,162
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (h)(j)(k)	3.700	03/20/26	1,000,000	999,175
Barclays Bank PLC	5.000	08/01/30	5,000,000	5,003,611
Baxter Int'l. Inc.	1.915	02/01/27	810,000	794,187
Baxter Int'l. Inc.	2.539	02/01/32	1,000,000	874,970
Baxter Int'l. Inc.	5.650	12/15/35	5,500,000	5,596,271
Bay Banks of Virginia, Inc. (TSFR3M + 4.335%, floor 4.335%) (d)(l)	8.006	10/15/29	1,773,034	1,738,324
BCB Bancorp, Inc. (9.250% to 09/01/29, then TSFR3M + 5.820%) (h)	9.250	09/01/34	5,000,000	5,570,005
Berry Global, Inc.	1.650	01/15/27	278,000	272,796
Berry Global, Inc.	5.500	04/15/28	5,550,000	5,725,464
Bio-Rad Laboratories, Inc.	3.300	03/15/27	2,818,000	2,797,164
Black Hills Corp.	3.150	01/15/27	250,000	248,313
Block Financial LLC	2.500	07/15/28	2,750,000	2,620,803
Block Financial LLC	3.875	08/15/30	4,500,000	4,282,943
Boardwalk Pipelines, LP	4.450	07/15/27	3,575,000	3,590,656
Boeing Co.	5.150	05/01/30	2,300,000	2,382,699
Boeing Co.	6.125	02/15/33	1,000,000	1,093,758
Boeing Co.	3.300	03/01/35	2,381,000	2,109,521
BofA Finance LLC	4.150	11/26/27	733,000	736,164
Booz Allen Hamilton Inc.	5.950	08/04/33	3,500,000	3,590,987
Booz Allen Hamilton Inc.	5.950	04/15/35	3,250,000	3,299,953
BorgWarner, Inc.	2.650	07/01/27	2,522,000	2,476,720
BorgWarner, Inc.	5.400	08/15/34	4,401,000	4,574,482
Boston Properties LP	3.250	01/30/31	4,085,000	3,849,001
Boston Properties LP	5.750	01/15/35	3,005,000	3,062,586
Broadmark Realty Capital Inc. (l)	5.000	11/15/26	5,000,000	4,805,406
Brown & Brown, Inc.	4.600	12/23/26	2,500,000	2,512,498
Brown & Brown, Inc.	5.650	06/11/34	3,573,000	3,678,665
Brunswick Corp.	2.400	08/18/31	2,781,000	2,471,314
Brunswick Corp.	4.400	09/15/32	5,600,000	5,439,753
Cabot Corp.	3.400	09/15/26	732,000	727,456
Cabot Corp.	6.570	10/21/27	500,000	511,654
Canadian Imperial Bank of Commerce	4.450	10/17/30	6,007,000	5,997,167
Canadian Imperial Bank of Commerce	5.200	12/12/35	5,000,000	5,007,804
Capital Impact Partners	5.335	08/01/30	3,000,000	3,091,180
Capital Impact Partners	5.999	08/01/35	3,000,000	3,222,491
Capital One Financial Corp.	4.100	02/09/27	6,040,000	6,046,276
Capital One Financial Corp.	3.650	05/11/27	1,000,000	996,866
Cardinal Health, Inc.	5.350	11/15/34	2,477,000	2,577,649
Carrington Holding Co., LLC (l)	9.250	05/15/29	5,000,000	5,020,798
Carrington Holding Co., LLC (l)	9.750	05/15/31	5,000,000	4,965,452
CDW LLC / CDW Finance Corp.	5.100	03/01/30	1,500,000	1,525,117
CDW LLC / CDW Finance Corp.	3.569	12/01/31	2,250,000	2,105,117
CDW LLC / CDW Finance Corp.	5.550	08/22/34	3,250,000	3,280,073
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (h)(l)	4.750	09/30/31	7,000,000	6,925,530
Cheniere Energy Partners, L.P.	4.500	10/01/29	4,500,000	4,527,443
Cheniere Energy, Inc.	4.625	10/15/28	3,000,000	2,999,377
Choice Hotels Int'l., Inc.	3.700	01/15/31	1,102,000	1,062,149
Choice Hotels Int'l., Inc.	5.850	08/01/34	6,900,000	7,166,849
Cigna Group	5.250	02/15/34	750,000	778,364
Cincinnati Financial Corp.	6.125	11/01/34	3,000,000	3,240,920
Citibank, N.A.	5.570	04/30/34	750,000	797,472
Citigroup Global Markets Holdings Inc. (SOFRRATE - 0.100%, floor 0.000%) (d)	3.639	12/02/62	1,000,000	979,916
Citigroup, Inc. (4.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	2.789	07/09/28	740,000	680,289
Citigroup, Inc. (4.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	2.619	11/15/28	245,000	218,027
Citigroup, Inc. (4.0 x (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)	3.257	12/23/29	1,152,000	1,048,198
Citigroup, Inc. (4.0 x (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	0.549	11/19/30	727,000	591,371
Citigroup, Inc. (4.35 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	3.033	07/09/33	1,394,000	1,133,719
Citigroup, Inc. (5.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	3.517	12/20/33	2,863,000	2,393,465
Citigroup, Inc.	5.050	02/29/36	6,000,000	5,994,011
Citigroup, Inc. (TSFR3M + 0.81161%) (d)	4.481	08/25/36	868,000	791,622
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	3.651	09/27/41	436,000	434,631
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	3.733	12/04/46	1,375,000	1,363,622
Comcast Corp.	5.300	06/01/34	1,250,000	1,305,789
Comcast Corp.	3.200	07/15/36	4,978,000	4,321,444
Conagra Brands, Inc.	5.750	08/01/35	7,250,000	7,476,587
Concentrix Corp.	6.850	08/02/33	7,056,000	6,748,426
Congressional Bancshares, Inc. (Forbright, Inc.) (TSFR3M + 4.390%) (d)(l)	8.177	12/01/29	5,000,000	4,908,492
Constellation Brands, Inc.	3.500	05/09/27	2,798,000	2,784,613
Cousins Properties LP	5.250	07/15/30	7,000,000	7,235,583
Cox Communications, Inc.	6.800	08/01/28	5,000,000	5,255,903
Crown Capital Holdings LLC (e)(f)(l)(m)	12.500	01/15/25	7,000,000	4,200,000
Crown Castle Inc.	2.900	03/15/27	3,945,000	3,902,370
Crown Castle Inc.	3.300	07/01/30	1,717,000	1,645,466
CubeSmart LP	3.125	09/01/26	500,000	497,469
Customers Bancorp, Inc. (6.875% to 01/15/31, then TSFR3M + 3.420%) (h)	6.875	01/15/36	6,000,000	6,077,811
CVS Health Corp.	5.300	06/01/33	1,000,000	1,036,928
CVS Health Corp.	4.875	07/20/35	4,770,000	4,741,303
Darden Restaurants, Inc.	3.850	05/01/27	336,000	335,416
Darden Restaurants, Inc.	6.300	10/10/33	3,850,000	4,232,046
Darden Restaurants, Inc.	6.000	08/15/35	1,007,000	1,047,523
Dell Int'l. LLC / EMC Corp.	4.850	02/01/35	3,350,000	3,328,317
Dentsply Sirona Inc.	3.250	06/01/30	8,183,000	7,677,949
Deutsche Bank AG	5.250	01/12/36	5,000,000	5,007,858
Digital Realty Trust, L.P.	5.550	01/15/28	2,000,000	2,058,520
Digital Realty Trust, L.P.	3.600	07/01/29	489,000	482,685
Discovery Communications, LLC	3.625	05/15/30	1,200,000	1,164,000
Discovery Global Holdings, Inc.	4.279	03/15/32	3,458,000	3,172,715
DOC DR LLC (Physicians Realty Trust)	2.625	11/01/31	2,500,000	2,273,861
Dollar General Corp.	5.000	11/01/32	2,000,000	2,052,442
Dollar General Corp.	5.450	07/05/33	3,060,000	3,214,930
Eagle Bancorp, Inc.	10.000	09/30/29	6,000,000	6,224,514
eBay Inc.	5.125	11/06/35	7,400,000	7,478,540
Enact Holdings, Inc.	6.250	05/28/29	6,650,000	6,983,275
Energy Transfer LP	4.400	03/15/27	1,429,000	1,433,548
Enstar Group Ltd.	3.100	09/01/31	8,132,000	7,325,674
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)(k)	6.831	06/01/67	7,278,000	7,267,832
EPR Properties	4.950	04/15/28	1,027,000	1,039,053
EPR Properties	3.600	11/15/31	6,397,000	6,001,092
Equifax Inc.	5.100	12/15/27	6,943,000	7,072,686
Essent Group Ltd.	6.250	07/01/29	5,000,000	5,262,040
EverBank Financial Corp. (8.375% to 03/01/30, then TSFR3M + 5.020%) (h)(l)	8.375	09/01/34	4,000,000	4,204,658
EverBank Financial Corp. (7.500% to 09/01/30, then TSFR3M + 4.070%) (h)(l)	7.500	09/01/35	2,000,000	2,109,981
Everest Reinsurance Holdings Inc. (TSFR3M + 2.64661%) (d)(k)	6.299	05/01/67	9,455,000	9,125,857
Exelon Corp.	2.750	03/15/27	4,000,000	3,953,084
F&G Annuities & Life, Inc.	6.250	10/04/34	7,298,000	6,942,983
FactSet Research Systems Inc.	2.900	03/01/27	4,500,000	4,442,919
FactSet Research Systems Inc.	3.450	03/01/32	2,500,000	2,291,256
Fidelity Federal Bancorp (TSFR3M + 4.05161%, floor 3.790%) (d)(l)	7.724	10/15/28	6,500,000	6,391,280
Fidelity Federal Bancorp (TSFR3M + 4.650%) (d)(l)	8.310	11/01/29	7,000,000	6,941,530
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(j)(k)	7.063	03/29/26	1,498,000	1,502,397
Fifth Third Bank N.A. (5.332% to 08/25/32, then SOFRRATE + 2.610%) (h)	5.332	08/25/33	8,000,000	8,210,997
Fifth Third Financial Corp.	3.800	07/22/26	967,000	964,208
Fifth Third Financial Corp.	4.000	02/01/29	2,000,000	1,994,729
First Citizens BancShares, Inc. (5.600% to 09/05/30, then H15T5Y + 1.850%) (h)	5.600	09/05/35	5,000,000	5,022,930
First Financial Bancorp (6.375% to 12/01/30, then TSFR3M + 3.000%) (h)	6.375	12/01/35	3,000,000	3,015,000
First Horizon Bank	5.750	05/01/30	500,000	519,438
Fiserv, Inc.	5.150	03/15/27	4,000,000	4,038,919
Fiserv, Inc.	5.600	03/02/33	3,000,000	3,102,637
Flex Ltd.	6.000	01/15/28	1,000,000	1,033,071
Flex Ltd.	4.875	06/15/29	2,497,000	2,544,234
Flex Ltd.	4.875	05/12/30	1,000,000	1,017,441
Flex Ltd.	5.375	11/13/35	2,500,000	2,530,476
Flowers Foods, Inc.	5.750	03/15/35	6,932,000	6,844,247
Flowserve Corp.	3.500	10/01/30	2,149,000	2,074,287
Flowserve Corp.	2.800	01/15/32	250,000	227,280
FMC Corp.	3.200	10/01/26	3,343,000	3,292,892
FMC Corp.	3.450	10/01/29	750,000	660,241
FMC Corp.	5.650	05/18/33	3,000,000	2,630,810
FNB Corp. (TSFR3M + 3.28161%) (d)(l)	7.019	12/06/28	3,000,000	2,973,574
FNB Corp. (5.722% to 12/11/29, then SOFRINDX + 1.930%) (h)	5.722	12/11/30	3,000,000	3,085,577
FPL Group, Inc. (NextEra Energy Capital Holdings, Inc.) (TSFR3M + 2.32911%) (d)(k)	5.990	10/01/66	1,535,000	1,388,004
Frontier North, Inc.	6.730	02/15/28	1,672,000	1,727,594
FS KKR Capital Corp.	3.250	07/15/27	3,000,000	2,880,911
GATX Corp.	5.400	03/15/27	2,793,000	2,832,609
Global Payments Inc.	4.800	04/01/26	1,600,000	1,600,611
Global Payments Inc.	2.900	05/15/30	4,750,000	4,422,507
Global Payments Inc.	2.900	11/15/31	1,154,000	1,039,656
Globe Life Inc.	5.850	09/15/34	6,750,000	7,078,754
Goldman Sachs Group, Inc. (TSFR3M + 1.96161%) (d)	5.613	04/05/26	1,000,000	1,000,891
Great Ajax Operating Partnership L.P. (c)(l)	9.875	09/01/27	3,500,000	3,418,304
GTE Florida Inc. (Frontier Florida LLC)	6.860	02/01/28	5,426,000	5,649,741
Hasbro, Inc.	3.550	11/19/26	250,000	249,136
Hasbro, Inc.	6.050	05/14/34	7,600,000	8,161,972
HCA Inc.	5.250	06/15/26	2,000,000	2,001,329
HCA Inc.	7.500	11/06/33	4,273,000	4,970,144
Healthcare Realty Holdings LP	2.050	03/15/31	3,205,000	2,849,471
Healthpeak OP LLC	1.350	02/01/27	4,400,000	4,299,791
Hewlett Packard Enterprise Co.	4.400	09/25/27	2,000,000	2,011,788
HF Sinclair Corp.	5.750	01/15/31	2,500,000	2,595,277
Highwoods Realty L.P.	3.050	02/15/30	1,834,000	1,725,717
Highwoods Realty L.P.	7.650	02/01/34	4,850,000	5,530,076
Hilltop Holdings Inc. (6.125% to 05/15/30, then TSFR3M + 5.800%) (h)	6.125	05/15/35	5,000,000	4,950,000
Honda Motor Co., Ltd.	5.337	07/08/35	2,000,000	2,070,519
Horace Mann Educators Corp.	7.250	09/15/28	750,000	803,813
Horace Mann Educators Corp.	4.700	10/01/30	3,520,000	3,533,410
Host Hotels & Resorts LP	3.500	09/15/30	625,000	598,854
Host Hotels & Resorts LP	5.500	04/15/35	6,910,000	7,047,276
HSBC Holdings PLC	7.625	05/17/32	1,080,000	1,228,569
Humana Inc.	5.375	04/15/31	2,000,000	2,061,895
Humana Inc.	5.950	03/15/34	4,500,000	4,720,700
Humana Inc.	5.550	05/01/35	500,000	508,845
Huntington Ingalls Industries, Inc.	2.043	08/16/28	2,000,000	1,908,806
Huntsman Int'l. LLC	2.950	06/15/31	3,307,000	2,854,636
Huntsman Int'l. LLC	5.700	10/15/34	4,550,000	4,352,426
Hyatt Hotels Corp.	5.500	06/30/34	6,566,000	6,847,408
IIP Operating Partnership, LP	5.500	05/25/26	3,619,000	3,594,051
Independent Bank Corp. (7.2500% to 04/01/30, then TSFR3M + 3.530%) (h)	7.250	04/01/35	5,000,000	5,204,893
Intel Corp.	3.750	03/25/27	1,000,000	998,346
Intel Corp.	3.150	05/11/27	2,627,000	2,601,715
Intel Corp.	4.000	12/15/32	2,000,000	1,934,721
Intel Corp.	5.150	02/21/34	1,000,000	1,022,876
Jabil Inc.	3.950	01/12/28	2,250,000	2,245,662
Jabil Inc.	3.600	01/15/30	750,000	730,432
Jackson Financial, Inc.	5.170	06/08/27	1,526,000	1,544,739
Jackson Financial, Inc.	3.125	11/23/31	500,000	455,614
Jacobs Engineering Group Inc.	5.900	03/01/33	1,750,000	1,846,946
JBS USA Holding Lux. Sarl/ JBS USA Food Co./ JBS Lux. Co. Sarl	5.750	04/01/33	5,000,000	5,259,390
JM Smucker Co.	6.200	11/15/33	1,250,000	1,371,947
JPMorgan Chase & Co. (TSFR3M + 2.745%) (d)(j)(k)	6.406	04/01/26	4,250,000	4,267,242
Kemper Corp.	2.400	09/30/30	4,500,000	3,958,922
Kemper Corp.	3.800	02/23/32	3,750,000	3,460,516
KeyBank N.A.	4.900	08/08/32	7,000,000	7,038,459
KeySpan Corp. (National Grid USA)	5.875	04/01/33	7,000,000	7,287,393
Kilroy Realty, L.P.	2.650	11/15/33	9,155,000	7,500,446
Kinder Morgan Energy Partners, L.P.	5.800	03/15/35	5,500,000	5,868,450
Kinder Morgan Inc.	5.300	12/01/34	1,250,000	1,297,166
Kite Realty Group LP	4.000	10/01/26	365,000	364,636
Kraft Heinz Foods Co.	3.875	05/15/27	2,500,000	2,495,769
Kraft Heinz Foods Co.	5.000	07/15/35	1,500,000	1,505,919
Lawrence Bancshares, Inc. (8.500% to 06/30/30, then (TSFR3M + 4.790%) (h)(l)	8.500	06/30/35	7,000,000	7,140,215
Lear Corp.	3.800	09/15/27	7,063,000	7,046,207
Lear Corp.	2.600	01/15/32	1,000,000	907,444
Leggett & Platt, Inc.	4.400	03/15/29	8,165,000	8,132,933
Leidos, Inc.	7.125	07/01/32	2,518,000	2,843,763
Lennar Corp.	5.000	06/15/27	1,623,000	1,634,850
Lennox Int'l. Inc.	1.700	08/01/27	500,000	484,877
Liberty Property LP	3.250	10/01/26	5,000,000	4,964,740
Lincoln Center for the Performing Arts, Inc.	3.706	12/01/35	2,065,000	1,803,191
Lincoln National Corp. (TSFR3M + 2.61911%) (d)(k)	6.272	05/17/66	28,628,000	24,905,961
Lincoln National Corp. (TSFR3M + 2.30161%) (d)(k)	5.969	04/20/67	24,884,000	20,380,072
LKQ Corp.	6.250	06/15/33	6,775,000	7,180,982
LPL Holdings, Inc.	5.650	03/15/35	7,250,000	7,361,494
Marex Group PLC	5.829	05/08/28	5,000,000	5,100,233
Marex Group PLC	6.404	11/04/29	2,000,000	2,094,081
Marvell Technology, Inc.	4.875	06/22/28	6,000,000	6,116,514
MasTec, Inc.	5.900	06/15/29	7,000,000	7,349,687
Mather Foundation	2.675	10/01/31	1,500,000	1,364,538
Medallion Financial Corp. (l)	9.250	09/30/28	5,000,000	5,100,000
Merck Sharp & Dohme Corp. (TSFR3M - 0.18839%) (d)	3.484	11/28/41	1,000,000	992,585
Meridian Corp. (TSFR3M + 3.950%) (d)	7.611	12/30/29	10,000,000	9,976,052
MetLife, Inc.	5.300	12/15/34	1,250,000	1,300,958
MGIC Investment Corp.	5.250	08/15/28	7,376,000	7,367,153
MidAmerican Energy Holdings Co. (Berkshire Hathaway Energy Co.)	6.125	04/01/36	3,000,000	3,291,101
MidAmerican Funding, LLC	6.927	03/01/29	3,000,000	3,228,409
Motorola Solutions, Inc.	6.500	11/15/28	248,000	260,278
MPLX LP	4.250	12/01/27	609,000	611,844
MS Transverse Insurance Group, LLC (l)	6.000	12/15/26	5,000,000	5,000,919
MYLAN N.V. (Utah Acquisition Sub Inc.)	3.950	06/15/26	5,000,000	4,994,406
National Bank of Canada	5.000	04/09/29	3,000,000	2,983,461
National Bank of Canada	4.500	01/29/31	5,000,000	5,019,969
National Health Investors, Inc.	3.000	02/01/31	8,186,000	7,510,482
Newport Realty Trust, Inc. (e)(f)(l)(m)	15.000	12/01/25	8,995,177	4,947,347
Newport Realty Trust, Inc. (e)(f)(m)	15.000	12/01/25	899,518	494,735
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(l)	8.532	09/30/27	5,000,000	4,990,628
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	9,000,000	8,937,644
Northpointe Bancshares, Inc. (9.000% to 09/01/29, then TSFR3M + 5.500%) (h)(l)	9.000	09/01/34	3,000,000	3,171,462
NXP B.V. / NXP Funding LLC / NXP USA, Inc.	4.400	06/01/27	2,000,000	2,010,160
OceanFirst Financial Corp. (6.375% to 11/15/30, then TSFR3M + 3.075%) (h)	6.375	11/15/35	4,000,000	4,020,000
Omega Healthcare Investors, Inc.	3.625	10/01/29	1,150,000	1,120,867
Omega Healthcare Investors, Inc.	3.375	02/01/31	3,675,000	3,469,260
Omega Healthcare Investors, Inc.	3.250	04/15/33	3,000,000	2,708,847
Oracle Corp.	4.300	07/08/34	4,500,000	4,127,111
Oracle Corp.	5.200	09/26/35	3,000,000	2,905,925
Orange & Rockland Utilities, Inc.	6.500	12/01/27	2,300,000	2,365,388
Parkway Bancorp, Inc. (TSFR3M + 5.65161%) (d)(l)	9.324	03/31/30	3,000,000	3,001,731
Pathfinder Bancorp, Inc. (TSFR3M + 5.320%) (d)	8.991	10/15/30	9,650,000	9,536,110
PCAP Holdings LP (e)(f)(l)(m)	6.500	07/15/28	10,000,000	1,000,000
Peapack-Gladstone Financial Corp. (TSFR3M + 3.260%, floor 3.260%) (d)	6.932	12/30/30	3,000,000	3,000,000
Pedcor Bancorp (TSFR3M + 4.86161%, floor 0.000%) (d)(l)	8.514	02/15/29	3,000,000	2,985,000
Pelorus Fund REIT LLC (l)	7.000	09/30/26	5,000,000	4,977,966
Peoples Financial Services Corp. (7.750% to 06/15/30, then TSFR3M + 4.110%) (h)	7.750	06/15/35	4,000,000	4,162,586
Peraton Enterprise Solutions LLC	7.450	10/15/29	2,000,000	2,142,037
Philips Electronics N.V.	7.200	06/01/26	2,581,000	2,600,391
Piedmont Operating Partnership, LP	2.750	04/01/32	8,854,000	7,729,705
Pinnacle Financial Partners, Inc. (TSFR3M + 3.03661%, floor 3.040%) (d)	6.760	09/15/29	5,000,000	5,000,108
Polaris Inc.	6.950	03/15/29	7,250,000	7,691,783
Post Brothers Holdings LLC (e)(f)(l)(m)	9.000	08/18/27	5,000,000	4,881,124
Puget Energy. Inc.	5.725	03/15/35	5,000,000	5,172,963
PulteGroup Inc.	6.375	05/15/33	1,300,000	1,447,791
Qorvo, Inc.	4.375	10/15/29	7,500,000	7,382,782
Radian Group Inc.	6.200	05/15/29	6,749,000	7,087,029
Ready Capital Corp.	5.500	12/30/28	10,000,000	7,896,696
ReadyCap Holdings, LLC (l)	4.500	10/20/26	10,000,000	9,806,603
Realty Income Corp.	1.800	03/15/33	1,000,000	842,970
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)(k)	6.650	12/15/65	12,898,000	12,672,285
Reliable Community Bancshares, Inc. (7.000% to 01/30/31, then TSFR3M + 3.410%) (h)(l)	7.000	01/30/36	5,000,000	4,948,821
Rockwell Collins, Inc.	3.500	03/15/27	1,290,000	1,279,275
Ross Stores, Inc.	0.875	04/15/26	473,000	471,241
RPM Int'l., Inc.	3.750	03/15/27	1,183,000	1,179,297
Sabra Health Care LP	3.900	10/15/29	2,000,000	1,970,634
Sabra Health Care LP	3.200	12/01/31	4,050,000	3,748,849
Safehold GL Holdings LLC	5.650	01/15/35	6,000,000	6,258,752
SCRE Intermediate Holdco, LLC (7.000% to 2/15/27, 7.250% to 02/15/28, 7.500% to 02/15/29, 7.750% to 08/15/29, then 8.750%) (g)(l)(o)	7.000	02/15/30	8,000,000	7,322,401
Security Capital Group, Inc.	7.500	12/01/27	840,000	877,900
Sempra	3.250	06/15/27	2,750,000	2,726,096
Shore Bancshares, Inc. (6.250% to 11/15/30, then TSFR3M + 2.880%) (h)	6.250	11/15/35	3,000,000	2,966,342
Simmons First National Corp. (6.250% to 10/01/30, then TSFR3M + 3.020%) (h)	6.250	10/01/35	5,000,000	5,077,367
Simon Property Group, L.P.	4.750	09/26/34	4,187,000	4,216,259
SmartFinancial, Inc. (7.250% to 09/01/30, then TSFR3M + 3.850%) (h)	7.250	09/01/35	4,000,000	4,102,511
South Street Securities Funding LLC (l)	6.250	12/30/26	5,000,000	5,001,822
Southern National Bancorp of Virginia, Inc. (Primis Financial Corp.) (TSFR3M + 5.310%) (d)	9.083	09/01/30	2,000,000	1,993,582
Southern Power Co.	4.900	10/01/35	2,250,000	2,241,748
Southside Bancshares, Inc. (7.000% to 08/15/30, then TSFR3M + 3.570%) (h)	7.000	08/15/35	4,000,000	4,062,812
Spire Inc.	5.300	03/01/26	222,000	222,000
Stanley Black & Decker Inc.	3.000	05/15/32	1,129,000	1,038,622
Stewart Information Services Corp.	3.600	11/15/31	2,750,000	2,480,021
Store Capital LLC	4.500	03/15/28	3,500,000	3,513,320
Sumitomo Mitsui Financial Group, Inc.	5.632	01/15/35	500,000	534,157
Synchrony Financial	3.950	12/01/27	2,000,000	1,991,000
Synchrony Financial	5.150	03/19/29	5,500,000	5,590,007
Sysco Corp.	6.000	01/17/34	500,000	544,952
Take-Two Interactive Software, Inc.	3.700	04/14/27	2,801,000	2,793,644
Take-Two Interactive Software, Inc.	5.600	06/12/34	1,000,000	1,042,534
Tanger Properties LP	3.875	07/15/27	330,000	329,252
TD SYNNEX Corp.	6.100	04/12/34	2,500,000	2,649,951
Texas State Bankshares, Inc. (TSFR3M + 3.81161%, floor 3.550%) (d)(l)	7.535	06/15/29	4,000,000	3,991,854
Textron Inc.	3.650	03/15/27	1,750,000	1,744,890
Textron Inc.	6.100	11/15/33	2,350,000	2,568,100
The Bancorp, Inc.	7.375	09/01/30	5,000,000	5,178,218
The Conservation Fund	3.474	12/15/29	2,497,000	2,416,024
Time Warner Inc. (Warner Media LLC)	7.700	05/01/32	2,250,000	2,284,313
Toll Brothers Finance Corp.	4.875	03/15/27	500,000	503,097
Toll Brothers Finance Corp.	4.350	02/15/28	3,000,000	3,020,096
Toronto-Dominion Bank	5.250	04/16/30	3,000,000	3,001,237
Toronto-Dominion Bank	5.000	07/11/30	4,000,000	4,006,324
Toyota Motor Credit Corp.	5.250	03/05/29	2,241,000	2,239,252
TransCanada PipeLines Ltd. (TSFR3M + 2.47161%) (d)(k)	6.124	05/15/67	18,223,000	16,410,045
Trinitas Capital Management, LLC (l)	6.000	07/30/26	3,000,000	2,994,000
Truist Bank	2.250	03/11/30	1,000,000	924,472
Truist Financial Corp. (6.669% to 09/01/29, then H15T5Y + 3.003%) (h)(j)(k)	6.669	09/01/26	10,552,000	10,591,739
Tyson Foods, Inc.	3.550	06/02/27	4,750,000	4,728,582
Tyson Foods, Inc.	5.700	03/15/34	2,500,000	2,661,028
U.S. Bank N.A. (TSFR3M - 0.3839%) (d)	3.626	02/23/56	5,000,000	4,947,807
UDR, Inc.	3.100	11/01/34	2,192,000	1,924,083
UnitedHealth Group Inc.	4.625	07/15/35	500,000	497,065
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,929,958
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(l)	7.674	09/01/28	6,000,000	5,885,180
Ventas Realty, LP	5.625	07/01/34	1,250,000	1,318,079
Ventas Realty, LP	5.000	01/15/35	2,000,000	2,019,717
VeriSign, Inc.	4.750	07/15/27	3,129,000	3,131,045
VeriSign, Inc.	2.700	06/15/31	2,500,000	2,275,835
VICI Properties L.P.	4.950	02/15/30	6,750,000	6,863,058
Virginia Electric and Power Co.	6.000	01/15/36	3,400,000	3,673,793
Voya Financial, Inc.	5.000	09/20/34	6,500,000	6,443,340
Wachovia Corp.	5.500	08/01/35	3,000,000	3,117,667
Washington Gas Light Co.	6.400	07/22/27	850,000	871,900
Waypoint Residential LLC (e)(l)(n)	0.000	12/31/29	4,496,594	1,843,604
Waypoint Residential LLC (e)(l)(n)	0.000	12/31/31	5,403,406	1,080,681
Wells Fargo & Co.	4.300	07/22/27	1,000,000	1,003,681
Wells Fargo & Co. (TSFR3M + 0.26161%) (d)	3.934	11/27/46	7,217,000	7,161,538
Western Capital Corp. (l)	6.875	12/15/30	5,000,000	4,905,480
Western Midstream Operating, LP	6.350	01/15/29	5,000,000	5,284,276
Willis North America Inc.	4.650	06/15/27	3,000,000	3,020,076
Wingspire Equipment Finance LLC (l)	6.000	06/30/26	6,000,000	5,952,648
Zimmer Biomet Holdings, Inc.	5.200	09/15/34	1,250,000	1,285,608
Zimmer Biomet Holdings, Inc.	4.250	08/15/35	1,302,000	1,237,361
Zions Bancorp	3.250	10/29/29	9,092,000	8,646,993

Residential Mortgage-Backed Securities - 1.8%				35,383,950
Brean Asset Backed Securities Trust, Series 2024-RM8 A1 (l)	4.500	05/25/64	1,519,330	1,514,059
Brean Asset Backed Securities Trust, Series 2024-RM8 A2 (l)	4.500	05/25/64	8,000,000	7,811,524
Brean Asset Backed Securities Trust, Series 2025-RM11 A1 (l)	4.750	05/25/65	5,985,830	5,970,055
Brean Asset Backed Securities Trust, Series 2025-RM12 A1 (l)	4.500	07/25/65	6,013,032	5,950,619
Brean Asset Backed Securities Trust, Series 2025-RM13 A1 (l)	4.250	10/25/65	2,996,464	2,943,329
Brean Asset Backed Securities Trust, Series 2025-RM13 A2 (l)	4.250	10/25/65	2,000,000	1,918,795
Brean Asset Backed Securities Trust, Series 2026-RM14 A1 (l)	4.250	01/25/66	6,000,000	5,857,552
Brean Asset Backed Securities Trust, Series 2026-RM14 A2 (l)	4.250	01/25/66	3,500,000	3,332,494
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	89,357	85,523

Taxable Municipal Bonds - 0.0%^				496,718
Buffalo State College Foundation Housing Corp.	2.600	11/01/28	380,000	361,495
Summit County OH Development Finance Authority	6.250	05/15/26	135,000	135,223

U.S. Government & Agency Securities - 1.2%				25,037,267
Federal Home Loan Banks	5.250	08/13/35	5,000,000	5,016,644
Federal Home Loan Banks	5.050	09/24/35	5,000,000	4,999,769
Federal Home Loan Banks	5.000	09/25/35	5,000,000	5,015,644
Federal Home Loan Banks	5.000	11/07/35	5,000,000	5,000,381
Federal Home Loan Banks	5.000	12/12/35	5,000,000	5,004,829

U.S. Government Agency Mortgage-Backed Securities - 1.9%				37,543,592
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,084,293	287,507
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	1,846,462	1,645,455
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,754,649	1,544,078
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,381,299	1,221,712
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 x (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)	0.804	10/15/42	4,310,747	313,584
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,843	393,293
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,356,550	2,018,144
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	563,917	342,211
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,467,327	773,234
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,509,712	2,038,722
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,670,718	3,177,850
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 x (TSFR1M + 6.16448%), floor 0.000%, cap 6.050%) (d)	2.268	03/20/48	3,120,417	325,910
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,032,497	467,920
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,668,921	770,418
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	293,536
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,733,765	1,980,705
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,262,026	670,539
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,541,708	3,170,999
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	7,198,074	4,513,741
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,389,545	2,073,694
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,296,368	1,552,328
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	750,366	408,029
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,543,710	2,420,901
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,236,980	2,125,914
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	4,043,592	2,484,479
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	528,689

	Rate (%)	Maturity Date	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 8.4%				164,214,575
(COST $164,210,959)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	3.683		100,000	100,000

U.S. Government & Agency Securities - 8.4%				164,114,575
U.S. Treasury Bills (b)	3.618	03/03/26	10,000,000	9,997,942
U.S. Treasury Bills (b)	3.629	03/19/26	20,000,000	19,962,928
U.S. Treasury Bills (b)	3.620	04/02/26	20,000,000	19,936,982
U.S. Treasury Bills (b)	3.586	04/14/26	20,000,000	19,914,114
U.S. Treasury Bills (b)	3.588	04/21/26	20,000,000	19,900,231
U.S. Treasury Bills (b)	3.580	05/05/26	20,000,000	19,872,733
U.S. Treasury Bills (b)	3.581	05/14/26	20,000,000	19,854,406
U.S. Treasury Bills (b)	3.590	05/21/26	15,000,000	14,880,500
U.S. Treasury Bills (b)	3.614	06/02/26	10,000,000	9,908,383
U.S. Treasury Bills (b)	3.576	06/25/26	10,000,000	9,886,356

TOTAL INVESTMENTS - 98.7% (COST $2,040,189,707)				1,939,524,467

NET OTHER ASSETS AND LIABILITIES - 1.3%				25,300,361

NET ASSETS - 100.0%				$1,964,824,828

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

a)	Rate shown represents the 7-day yield at February 28, 2026.
b)	Rate shown represents the current yield for U.S. Treasury Bills at February 28, 2026.
c)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
d)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at
February 28, 2026.  For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a  reference rate and spread in their description above.

e)	Non-income producing security.
f)	Issuer in default on interest and/or principal repayment.
g)
Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at February 28, 2026.

h)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
i)	Payment-in-kind security which may pay interest/dividends in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
j)	Perpetual maturity. Date shown represents next contractual call date.
k)	Hybrid security. Security has characteristics of both a debt and equity security.
l)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  At February 28, 2026, the aggregate value of these securities was $411,160,100, representing 20.93% of net assets.

m)	Illiquid security at February 28, 2026. At February 28, 2026, the aggregate value of these securities was $42,633,297, representing 2.17% of net assets.
n)	Security is fair valued in good faith in accordance with procedures approved by the Board of Directors. At February 28, 2026, these securities amounted to a value of $8,968,246 or 0.46% of net assets.
o)	Payment-in-kind security which may pay interest/dividends in additional par and/or in cash beginning February 15, 2027.

^	Rounds to 0.0%.

Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRINDX	U.S. Secured Overnight Financing Rate Compound Index
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
B.V.	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
CDFI	Community Development Financial Institution
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$ -	$ 153,322,353	$ -	$ 153,322,353
Commercial mortgage-backed securities	–	172,420,885	–	172,420,885
Corporate bonds	–	1,351,105,127	–	1,351,105,127
Residential mortgage-backed securities	–	35,383,950	–	35,383,950
Taxable municipal bonds	–	496,718	–	496,718
U.S. government & agency securities	–	25,037,267	–	25,037,267
U.S. government agency mortgage-backed securities	–	37,543,592	–	37,543,592
Total bonds	–	1,775,309,892	–	1,775,309,892
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	164,114,575	–	164,114,575
Total short-term investments	100,000	164,114,575	–	164,214,575
Total investments	$ 100,000	$ 1,939,424,467	$ -	$1,939,524,467

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2025	$ 100,000	$ 340,000	$ 440,000
Purchases	-	-	-
Sales	-	-	-
Net realized gain (loss)	(4,683,952)	(16,215,857)	(20,899,809)
Net change in unrealized appreciation (depreciation)	4,583,952	15,875,857	20,459,809
Accrued interest	-	-	-
Transfers into level 3	-	-	-
Transfers out of level 3	-	-	-
Balance as of February 28, 2026	$ -	$ -	$ -

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2026

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.